FORM 13F


                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [   ]; Amendment Number: __________
     This Amendment (Check only one.):   [ ] is a restatement.
                                         [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Westchester Capital Management, Inc.
Address:          100 Summit Lake Drive
                  Valhalla, NY 10595

Form 13F File Number:      28-04764


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Frederick W. Green
Title:            President
Phone:            914-741-5600

Signature, Place, and Date of Signing:

/s/ Frederick W. Green              Valhalla, New York           July 12, 2004
----------------------              ------------------           -------------
   [signature]                           [place]                     [date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:                   --

Form 13F Information Table Entry Total:              128

Form 13F Information Table Value Total:              $1,773,866,817 (actual)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None.

FORM 13F
WESTCHESTER CAPITAL MANAGEMENT, INC.
30-Jun-04
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
Item 1                                       Item 2   Item 3     Item 4           Item 5         Item 6    Item 7      Item 8
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                                           Title                Fair Market  SHRS or  SH/ Put/ Investment Other     Voting Authority
Name of Issuer                            of Class    CUSIP     Value        PRN AMT  PRN Call Discretion Managers Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
Equities
COMMON STOCK
Atlantic Coast Airlines Holdings, Inc    COMMON STOCK 048396105     576,600   100,453 SH       (a) Sole            (a) Sole
Atlantic Coast Airlines Holdings, Inc    COMMON STOCK 048396105     168,756    29,400 SH       (b) Shared          (a) Sole
Adelphia Communications Corp.            COMMON STOCK 006848105     752,500 1,505,000 SH       (a) Sole            (a) Sole
Adelphia Communications Corp.            COMMON STOCK 006848105     550,000 1,100,000 SH       (b) Shared          (a) Sole
Air France ordinary                      COMMON STOCK 4916039       207,779    12,190 SH       (a) Sole            (a) Sole
Air France ADR                           COMMON STOCK 009119108     433,113    25,410 SH       (a) Sole            (a) Sole
Apogent Technologies Inc.                COMMON STOCK 03760A101   4,086,400   127,700 SH       (b) Shared          (a) Sole
Aventis S.A. ADR                         COMMON STOCK 053561106   4,046,924    53,200 SH       (a) Sole            (a) Sole
Aventis S.A. ADR                         COMMON STOCK 053561106   1,011,731    13,300 SH       (b) Shared          (a) Sole
AT&T Wireless Services, Inc.             COMMON STOCK 00209A106 129,119,144 9,016,700 SH       (a) Sole            (a) Sole
AT&T Wireless Services, Inc.             COMMON STOCK 00209A106  13,455,072   939,600 SH       (b) Shared          (a) Sole
Bank of America Corporation              COMMON STOCK 060505104   4,853,380    57,355 SH       (b) Shared          (a) Sole
Charter One Financial, Inc.              COMMON STOCK 160903100  56,050,596 1,268,400 SH       (a) Sole            (a) Sole
Charter One Financial, Inc.              COMMON STOCK 160903100   5,143,716   116,400 SH       (b) Shared          (a) Sole
ChipPAC, Inc.                            COMMON STOCK 169657103  24,309,417 3,877,100 SH       (a) Sole            (a) Sole
ChipPAC, Inc.                            COMMON STOCK 169657103   4,110,041   655,509 SH       (b) Shared          (a) Sole
CIMA Labs Inc.                           COMMON STOCK 171796105  32,760,566   971,259 SH       (a) Sole            (a) Sole
CIMA Labs Inc.                           COMMON STOCK 171796105   5,496,776   162,964 SH       (b) Shared          (a) Sole
Celltech Group plc ADR                   COMMON STOCK 151158102     603,879    30,300 SH       (a) Sole            (a) Sole
Caremark Rx                              COMMON STOCK 141705103   2,759,878    83,785 SH       (b) Shared          (a) Sole
Cole National Corporation                COMMON STOCK 193290103   1,167,500    50,000 SH       (a) Sole            (a) Sole
Chelsea Property Group, Inc.             COMMON STOCK 163421100  56,526,174   866,700 SH       (a) Sole            (a) Sole
Chelsea Property Group, Inc.             COMMON STOCK 163421100   6,345,906    97,300 SH       (b) Shared          (a) Sole
Citizens Communications Company          COMMON STOCK 17453B101  10,437,460   862,600 SH       (a) Sole            (a) Sole
Citizens Communications Company          COMMON STOCK 17453B101   4,075,280   336,800 SH       (b) Shared          (a) Sole
Dictaphone Corporation                   COMMON STOCK 253588107   1,858,956   309,826 SH       (a) Sole            (a) Sole
Dictaphone Corporation                   COMMON STOCK 253588107     992,400   165,400 SH       (b) Shared          (a) Sole
The Walt Disney Company                  COMMON STOCK 254687106   5,429,370   213,000 SH       (a) Sole            (a) Sole
The Walt Disney Company                  COMMON STOCK 254687106     305,880    12,000 SH       (b) Shared          (a) Sole
Dreyer's Grand Ice Cream, Inc.           COMMON STOCK 261877104  89,452,293 1,131,019 SH       (a) Sole            (a) Sole
Dreyer's Grand Ice Cream, Inc.           COMMON STOCK 261877104   8,502,175   107,500 SH       (b) Shared          (a) Sole
EMC Corporation (Legato)                 COMMON STOCK 268648102     258,780    22,700 SH       (b) Shared          (a) Sole
EMC Corporation (Documentum)             COMMON STOCK 268648102   1,403,910   123,150 SH       (b) Shared          (a) Sole
E*TRADE Financial Corporation            COMMON STOCK 269246104   2,787,500   250,000 SH       (a) Sole            (a) Sole
Exult Inc.                               COMMON STOCK 302284104   8,496,634 1,579,300 SH       (a) Sole            (a) Sole
Exult Inc.                               COMMON STOCK 302284104   1,021,840   189,933 SH       (b) Shared          (a) Sole
First Data Corporation                   COMMON STOCK 319963104   3,455,375    77,614 SH       (b) Shared          (a) Sole
FreeMarkets, Inc.                        COMMON STOCK 356602102     914,756   140,300 SH       (a) Sole            (a) Sole
Fidelity National Financial, Inc.        COMMON STOCK 316326107     846,087    22,659 SH       (b) Shared          (a) Sole
Gold Banc Corporation                    COMMON STOCK 379907108  12,933,200   834,400 SH       (a) Sole            (a) Sole
GreenPoint Financial Corp.               COMMON STOCK 395384100   5,153,060   129,800 SH       (a) Sole            (a) Sole
Hollinger International Inc.             COMMON STOCK 435569108  26,378,769 1,571,100 SH       (a) Sole            (a) Sole
Hollinger International Inc.             COMMON STOCK 435569108   1,660,531    98,900 SH       (b) Shared          (a) Sole
ILEX Oncology, Inc.                      COMMON STOCK 451923106  54,992,794 2,200,592 SH       (a) Sole            (a) Sole
ILEX Oncology, Inc.                      COMMON STOCK 451923106  10,465,962   418,806 SH       (b) Shared          (a) Sole
InVision Technologies, Inc.              COMMON STOCK 461851107  69,271,829 1,388,213 SH       (a) Sole            (a) Sole
InVision Technologies, Inc.              COMMON STOCK 461851107   7,494,980   150,200 SH       (b) Shared          (a) Sole
Gartner, Inc. Class B                    COMMON STOCK 366651206     876,520    68,000 SH       (b) Shared          (a) Sole
Juniper Networks, Inc.                   COMMON STOCK 48203R104   6,366,087   259,100 SH       (a) Sole            (a) Sole
Juniper Networks, Inc.                   COMMON STOCK 48203R104   1,805,895    73,500 SH       (b) Shared          (a) Sole
Kerr-McGee Corporation                   COMMON STOCK 492386107   1,416,356    26,341 SH       (b) Shared          (a) Sole
Kroll Inc.                               COMMON STOCK 501049100  48,895,504 1,325,800 SH       (a) Sole            (a) Sole
Kroll Inc.                               COMMON STOCK 501049100   4,060,488   110,100 SH       (b) Shared          (a) Sole
Keystone Property Trust                  COMMON STOCK 493596100  37,126,350 1,545,000 SH       (a) Sole            (a) Sole
Keystone Property Trust                  COMMON STOCK 493596100   3,724,650   155,000 SH       (b) Shared          (a) Sole
Liberty Media Corporation                COMMON STOCK 530718105   4,045,500   450,000 SH       (a) Sole            (a) Sole
Manpower Inc.                            COMMON STOCK 56418H100   1,646,471    32,430 SH       (b) Shared          (a) Sole
Maxwell Shoe Company Inc.                COMMON STOCK 577766108   8,589,504   369,600 SH       (a) Sole            (a) Sole
Mandalay Resort Group                    COMMON STOCK 562567107  65,551,200   955,000 SH       (a) Sole            (a) Sole
Mandalay Resort Group                    COMMON STOCK 562567107   7,186,608   104,700 SH       (b) Shared          (a) Sole
Manitoba Telecom Services Inc.           COMMON STOCK 563486109  13,767,415   404,793 SH       (a) Sole            (a) Sole
Manitoba Telecom Services Inc.           COMMON STOCK 563486109     677,295    19,914 SH       (b) Shared          (a) Sole
Millennium Chemicals Inc.                COMMON STOCK 599903101  33,569,624 1,938,200 SH       (a) Sole            (a) Sole
Millennium Chemicals Inc.                COMMON STOCK 599903101   4,489,344   259,200 SH       (b) Shared          (a) Sole
Manulife Financial Corporation           COMMON STOCK 56501R106     897,682    22,165 SH       (b) Shared          (a) Sole
Mariner Health Care, Inc.                COMMON STOCK 56845X108   9,432,754   350,660 SH       (a) Sole            (a) Sole
Mariner Health Care, Inc.                COMMON STOCK 56845X108     788,170    29,300 SH       (b) Shared          (a) Sole
Monolithic System Technology, Inc.       COMMON STOCK 609842109  10,125,937 1,344,746 SH       (a) Sole            (a) Sole
Monolithic System Technology, Inc.       COMMON STOCK 609842109   1,010,413   134,185 SH       (b) Shared          (a) Sole
Microcell Telecommunications Inc. Cl. B  COMMON STOCK 59501T874   5,339,770   221,650 SH       (a) Sole            (a) Sole
Microcell Telecommunications Inc. Cl. B  COMMON STOCK 59501T874     866,071    35,950 SH       (b) Shared          (a) Sole
National Commerce Financial Corporation  COMMON STOCK 63545P104  16,250,000   500,000 SH       (a) Sole            (a) Sole
Noranda, Inc.                            COMMON STOCK 655422103  13,380,020   782,000 SH       (a) Sole            (a) Sole
NextWave Telecom,  Inc.                  COMMON STOCK 65332M103  19,080,000 3,180,000 SH       (a) Sole            (a) Sole
NextWave Telecom,  Inc.                  COMMON STOCK 65332M103   5,040,600   840,100 SH       (b) Shared          (a) Sole
New York Community Bancorp, Inc.         COMMON STOCK 649445103  47,080,592 2,398,400 SH       (a) Sole            (a) Sole
New York Community Bancorp, Inc.         COMMON STOCK 649445103   4,964,427   252,900 SH       (b) Shared          (a) Sole
Oxford Health Plans, Inc.                COMMON STOCK 691471106  37,471,232   680,800 SH       (a) Sole            (a) Sole
Oxford Health Plans, Inc.                COMMON STOCK 691471106   4,419,712    80,300 SH       (b) Shared          (a) Sole
Bank One Corporation                     COMMON STOCK 06423A103  65,958,810 1,293,310 SH       (a) Sole            (a) Sole
Bank One Corporation                     COMMON STOCK 06423A103  11,281,200   221,200 SH       (b) Shared          (a) Sole
Provident Financial Group, Inc.          COMMON STOCK 743866105   2,754,308    69,800 SH       (a) Sole            (a) Sole
Price Communications Corporation         COMMON STOCK 741437305  62,974,795 4,266,585 SH       (a) Sole            (a) Sole
Price Communications Corporation         COMMON STOCK 741437305   7,276,739   493,004 SH       (b) Shared          (a) Sole
PeopleSoft, Inc.                         COMMON STOCK 712713106  36,343,194 1,964,497 SH       (a) Sole            (a) Sole
PeopleSoft, Inc.                         COMMON STOCK 712713106   4,160,650   224,900 SH       (b) Shared          (a) Sole
Riggs National Corporation               COMMON STOCK 766570105  17,031,168   806,400 SH       (a) Sole            (a) Sole
Riggs National Corporation               COMMON STOCK 766570105   1,976,832    93,600 SH       (b) Shared          (a) Sole
R.R. Donnelley & Sons Company            COMMON STOCK 257867101   2,857,881    86,550 SH       (b) Shared          (a) Sole
Sanofi-Synthelabo SA ordinary            COMMON STOCK   5671735  15,995,000   250,000 SH       (a) Sole            (a) Sole
Seacoast Financial Services Corporation  COMMON STOCK 81170Q106  21,462,380   620,300 SH       (a) Sole            (a) Sole
Seacoast Financial Services Corporation  COMMON STOCK 81170Q106   4,459,940   128,900 SH       (b) Shared          (a) Sole
Sanofi-Synthelabo SA ADR                 COMMON STOCK 80105N105   1,596,301    49,900 SH       (a) Sole            (a) Sole
SouthTrust Corporation                   COMMON STOCK 844730101   2,308,574    59,484 SH       (b) Shared          (a) Sole
PanAmSat Corporation                     COMMON STOCK 697933109  18,478,987   795,822 SH       (a) Sole            (a) Sole
PanAmSat Corporation                     COMMON STOCK 697933109   3,880,689   167,127 SH       (b) Shared          (a) Sole
The St. Paul Travelers Companies, Inc.   COMMON STOCK 792860108     446,143    11,005 SH       (b) Shared          (a) Sole
ST Assembly Test Services Limited ADR    COMMON STOCK 85227G102     289,484    36,830 SH       (b) Shared          (a) Sole
Telus Corporation (non-voting)           COMMON STOCK 87971M202  19,247,909 1,281,400 SH       (a) Sole            (a) Sole
Telus Corporation (non-voting)           COMMON STOCK 87971M202     941,817    62,700 SH       (b) Shared          (a) Sole
Tellabs, Inc.                            COMMON STOCK 879664100   2,709,400   310,000 SH       (b) Shared          (a) Sole
Tularik Inc.                             COMMON STOCK 899165104  40,483,520 1,632,400 SH       (a) Sole            (a) Sole
Tularik Inc.                             COMMON STOCK 899165104   4,563,200   184,000 SH       (b) Shared          (a) Sole
The Titan Corporation                    COMMON STOCK 888266103  37,024,152 2,852,400 SH       (a) Sole            (a) Sole
The Titan Corporation                    COMMON STOCK 888266103   7,726,786   595,284 SH       (b) Shared          (a) Sole
Lin TV Corp.                             COMMON STOCK 532774106  36,479,900 1,720,750 SH       (a) Sole            (a) Sole
Lin TV Corp.                             COMMON STOCK 532774106   3,972,880   187,400 SH       (b) Shared          (a) Sole
UnitedHealth Group Incorporated          COMMON STOCK 91324P102   1,258,259    20,213 SH       (b) Shared          (a) Sole
Unisource Energy Corporation             COMMON STOCK 909205106  37,236,482 1,498,450 SH       (a) Sole            (a) Sole
Unisource Energy Corporation             COMMON STOCK 909205106   5,104,190   205,400 SH       (b) Shared          (a) Sole
Univision Communications Inc.            COMMON STOCK 914906102   1,327,170    41,565 SH       (b) Shared          (a) Sole
Wellpoint Health Networks, Inc.          COMMON STOCK 94973H108  77,260,578   689,765 SH       (a) Sole            (a) Sole
Wellpoint Health Networks, Inc.          COMMON STOCK 94973H108   9,162,418    81,800 SH       (b) Shared          (a) Sole
Washington Mutual, Inc.                  COMMON STOCK 939322103   9,660,000   250,000 SH       (a) Sole            (a) Sole
Washington Mutual, Inc.                  COMMON STOCK 939322103   3,856,272    99,800 SH       (b) Shared          (a) Sole
Yellow Roadway Corporation               COMMON STOCK 985577105   1,423,998    35,725 SH       (b) Shared          (a) Sole


WARRANTS
Dictaphone Corp warrants                 WARRANTS     dctwv          45,959   241,889 SH       (a) Sole            (a) Sole
Dictaphone Corp warrants                 WARRANTS     dctwv          13,772    72,482 SH       (b) Shared          (a) Sole

Fixed Income
CORPORATE BONDS
Adelphia Communications senior note      CORP BONDS   006848BJ3  12,300,000 12,000,000 PRN      (a) Sole            (a) Sole
10.250% Due 06-15-11
Adelphia Communications senior note      CORP BONDS   006848BE4   7,052,220  6,948,000 PRN      (a) Sole            (a) Sole
9.375% Due 11-15-09
Adelphia Communications senior note      CORP BONDS   006848BE4   2,080,750  2,050,000 PRN      (b) Shared          (a) Sole
9.375% Due 11-15-09
Adelphia Communications convertible note CORP BONDS   006848BG9   5,680,625 15,250,000 PRN      (a) Sole            (a) Sole
6.000% Due 02-15-06
Adelphia Communications convertible note CORP BONDS   006848BG9   1,974,250  5,300,000 PRN      (b) Shared          (a) Sole
6.000% Due 02-15-06
Adelphia Communications convertible note CORP BONDS   006848BH7   9,908,212 27,333,000 PRN      (a) Sole            (a) Sole
3.250% Due 05-01-21
Adelphia Communications convertible note CORP BONDS   006848BH7     894,287  2,467,000 PRN      (b) Shared          (a) Sole
3.250% Due 05-01-21
Adelphia Communications senior note      CORP BONDS   006848AS4  11,490,337 11,695,000 PRN      (a) Sole            (a) Sole
9.250% Due 10-01-02
Duane Reade note                         CORP BONDS   263578AC0   7,945,000 14,000,000 PRN      (a) Sole            (a) Sole
2.148% Due 04-16-22
Roadway Corp. note                       CORP BONDS   769742AB3  30,441,539 27,195,000 PRN      (a) Sole            (a) Sole
8.250% Due 12-01-08

Total                                                         1,773,866,817

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